Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation and Consolidation

Basis of Presentation and Consolidation

The unaudited condensed consolidated financial statements have been prepared in accordance with the rules and regulations of the Security and Exchange Commission and accounting principles generally accepted in the United States of America (’‘U.S. GAAP’’) for interim financial reporting. Certain information and footnote disclosures normally included in financial statements prepared in conformity with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these statements should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2023.

In the opinion of the management, the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments, which are necessary for a fair presentation of financial results for the interim periods presented. The Company believes that the disclosures are adequate to make the information presented not misleading. The accompanying unaudited condensed consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Company’s consolidated financial statements for the year ended December 31, 2023. The results of income for the six months ended June 30, 2024 are not necessarily indicative of the results for the full year.

Basis of Presentation and Consolidation

The consolidated financial statements of the Company have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”) and regulations of the Securities Exchange Commission (the “SEC”).

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Foreign currency translation

Foreign currency translation

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing on the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates on the date of the balance sheet.

The reporting currency of the Company is U.S. dollars (“$”) and the accompanying unaudited condensed consolidated financial statements have been expressed in $.

In general, assets and liabilities of the Company whose functional currency is not the $, are translated into $, using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the period. The gains and losses resulting from translation of financial statements of the Company is recorded as a separate component of accumulated other comprehensive income within the statement of shareholders’ equity.

Translation of amounts from VND into $ has been made at the following exchange rates for the respective periods:

	June 30, 2024	December 31, 2023
VND exchange rate for balance sheet items, except for equity accounts	25,455	24,270
	For the Six Months Ended June 30,
	2024	2023
VND exchange rate for items in the statement of operations and comprehensive income, and statement of cash flows	24,962	23,527

No representation is made that the VND amounts could have been, or could be, converted into U.S. dollars at the rates used in translation.

Foreign currency translation

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing on the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates on the date of the balance sheet.

The reporting currency of the Company is U.S. dollars (“$”) and the accompanying consolidated financial statements have been expressed in $.

In general, assets and liabilities of the Company whose functional currency is not the $, are translated into $, using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the period. The gains and losses resulting from translation of financial statements of the Company is recorded as a separate component of accumulated other comprehensive income within the statement of shareholders’ equity.

Translation of amounts from VND into $ has been made at the following exchange rates for the respective periods:

	December 31, 2023	December 31, 2022
VND exchange rate for balance sheet items, except for equity accounts	24,270	23,633
	For the Year Ended December 31, 2023	For the Period from its inception on November 8, 2022 through December 31, 2022
VND exchange rate for items in the statement of operations and comprehensive income, and statement of cash flows	23,836	23,633

No representation is made that the VND amounts could have been, or could be, converted into U.S. dollars at the rates used in translation.

Inventories, net

Inventories, net

Inventories are stated at the lower of cost or net realizable value. Cost of inventories is determined using the moving weighted average cost method. Adjustments are recorded to write down the cost of inventories to the estimated net realizable value due to damaged and slow-moving goods, which is dependent upon factors such as historical and forecasted consumer demand, and specific customer requirements. The Company takes ownership, risks and rewards of the products. Write downs are recorded in cost of revenues in the unaudited condensed consolidated statements of operations and comprehensive income. For the six months ended June 30, 2024 and 2023, the Company provided inventory provision of $4,008,858 and $nil, respectively, to the account of “cost of revenues” in the unaudited condensed consolidated statements of operations and comprehensive income (loss).

Inventories

Inventories are stated at the lower of cost or net realizable value. Cost of inventories is determined using the monthly weighted average cost method. Adjustments are recorded to write down the cost of inventories to the estimated net realizable value due to damaged and slow-moving goods, which is dependent upon factors such as historical and forecasted consumer demand, and specific customer requirements. The Company takes ownership, risks and rewards of the products. Write downs are recorded in cost of revenues in the statements of operations and comprehensive income. As of December 31, 2023 and 2022, the Company did not provide inventory write downs.

Revenue recognition

Revenue recognition

The Company adopted ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”) since its setup. In accordance with ASC 606, revenue is recognized when the control of the promised goods or services is transferred to the customers, and the performance obligations under the contract have been satisfied, in an amount that reflects the consideration expected to be entitled to in exchange for those goods or services (excluding sales taxes collected on behalf of government authorities). The Company’s revenue contracts generally do not include a right of return in relation to the delivered products or services.

The Company determines revenue recognition through the following steps: (1) identify the contract(s) with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when (or as) the entity satisfies a performance obligation.

The Company primarily generated revenues from sales of solar cells.

The Company officially commenced sales of solar cells to customers in the second half of 2023. The Company recognizes revenue generated from sales of solar cells at a point in time following the transfer of control of the solar cells to the customers, which typically occurs upon shipment or delivery depending on the terms of the underlying contracts. The contracts with customers may contain provisions that require the Company to make liquidated damage payments to the customer if the Company fails to ship or deliver solar cells before scheduled dates. The Company recognizes these liquidated damages as a reduction of revenue. For the six months ended June 30, 2024 and 2023, the Company did not incur such liquidation damages.

Sales agreements typically contain the assurance-type customary product warranties if defects in solar cells exceeds 0.4% of delivered quantity. The assurance-type product warranties are subject to ASC 450, Contingencies. As of June 30, 2024 and December 31, 2023, the Company did not accrue warranty liabilities.

Contract liabilities

Contract liabilities are recognized if the Company receives consideration prior to satisfying the performance obligations, which include customer advances and deferred revenue under service arrangements. As of June 30, 2024, the Company had contract liabilities of $4,913,175 and $9,137,458 from third party customers and related party customers, respectively, which were expected to be recognized as revenues in the six months ending December 31, 2024. As of December 31, 2023, the Company had contract liabilities of $530,817 and $28,815,934 from related party customers, respectively, which were recognized as revenues in the six months ended June 30, 2024.

Revenue recognition

The Company adopted ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”) since its setup. In accordance with ASC 606, revenue is recognized when the control of the promised goods or services is transferred to the customers, and the performance obligations under the contract have been satisfied, in an amount that reflects the consideration expected to be entitled to in exchange for those goods or services (excluding sales taxes collected on behalf of government authorities). The Company’s revenue contracts generally do not include a right of return in relation to the delivered products or services.

The Company determines revenue recognition through the following steps: (1) identify the contract(s) with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when (or as) the entity satisfies a performance obligation.

The Company primarily generated revenues from sales of solar cells.

The Company officially commenced sales of solar cells to customers in the second half of 2023. The Company recognizes revenue generated from sales of solar cells at a point in time following the transfer of control of the solar cells to the customers, which typically occurs upon shipment or delivery depending on the terms of the underlying contracts. The contracts with customers may contain provisions that require the Company to make liquidated damage payments to the customer if the Company fails to ship or deliver solar cells before scheduled dates. The Company recognizes these liquidated damages as a reduction of revenue. For the year ended December 31, 2023, the Company did not incur such liquidation damages.

Sales agreements typically contain the assurance-type customary product warranties if defects in solar cells exceeds 0.4% of delivered quantity. The assurance-type product warranties are subject to ASC 450, Contingencies. As of December 31, 2023, the Company did not accrue warranty liabilities.

Contract liabilities

Contract liabilities are recognized if the Company receives consideration prior to satisfying the performance obligations, which include customer advances and deferred revenue under service arrangements. As of December 31, 2023 and 2022, the Company had contract liabilities of $530,817 and $nil from third party customers, respectively. As of December 31, 2023 and 2022, the Company had contract liabilities of $28,815,934 and $nil from a related party customer, respectively.

Income taxes

Income taxes

The Company accounts for income taxes in accordance with the U.S. GAAP for income taxes. Under the asset and liability method as required by this accounting standard, the recognition of deferred income tax liabilities and assets for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provision for income taxes consists of taxes currently due plus deferred taxes.

The charge for taxation is based on the results for the year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is accounted for using the balance sheet liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis. Deferred tax assets are recognized to the extent that it is more likely than not these items will be utilized against taxable income in the future. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. As of June 30, 2024, income tax returns for the tax years ended December 31, 2023 and 2022 remain open for statutory examination.

Income taxes

The Company accounts for income taxes in accordance with the U.S. GAAP for income taxes. Under the asset and liability method as required by this accounting standard, the recognition of deferred income tax liabilities and assets for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provision for income taxes consists of taxes currently due plus deferred taxes.

The charge for taxation is based on the results for the year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is accounted for using the balance sheet liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis. Deferred tax assets are recognized to the extent that it is more likely than not these items will be utilized against taxable income in the future. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. As of December 31, 2023, income tax returns for the tax year ended December 31, 2023 and 2022 remain open for statutory examination.

Recently issued accounting standards

Recently issued accounting standards

The Jumpstart Our Business Startups Act (“JOBS Act”) provides that an emerging growth company (“EGC”) as defined therein can take advantage of an extended transition period for complying with new or revised accounting standards. This allows an EGC to delay adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company qualifies as an EGC as of June 30, 2024 and has elected to apply the extended transition period.

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (SEC) Regulation S-X 210.4-08(h), Rules of General Application — General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this Update should be applied on a prospective basis. Retrospective application is permitted. The Company does not expect the adoption of ASU 2023-09 would have a significant impact on the Company’s consolidated balance sheets, consolidated statements of operations and comprehensive income (loss) and consolidated statements of cash flows.

In November 2023, the FASB issued ASU 2023-07. The amendments improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss, provide new segment disclosure requirements for entities with a single reportable segment, and contain other disclosure requirements. The purpose of the amendments is to enable investors to better understand an entity’s overall performance and assess potential future cash flows. The ASU applies to all public entities that are required to report segment information in accordance with ASC 280. The Company does not expect the adoption of ASU 2023-07 would have a significant impact on the Company’s consolidated balance sheets, consolidated statements of operations and comprehensive income (loss) and consolidated statements of cash flows.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material impact on its the financial position, statements of operations and cash flows.

Recently issued accounting standards

The Jumpstart Our Business Startups Act (“JOBS Act”) provides that an emerging growth company (“EGC”) as defined therein can take advantage of an extended transition period for complying with new or revised accounting standards. This allows an EGC to delay adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company qualifies as an EGC as of December 31, 2023 and has elected to apply the extended transition period.

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (SEC) Regulation S-X 210.4-08(h), Rules of General Application — General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this Update should be applied on a prospective basis. Retrospective application is permitted. The Company does not expect the adoption of ASU 2023-09 would have a significant impact on the Company’s consolidated balance sheets, consolidated statements of operations and comprehensive income (loss) and consolidated statements of cash flows.

In November 2023, the FASB issued ASU 2023-07. The amendments improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss, provide new segment disclosure requirements for entities with a single reportable segment, and contain other disclosure requirements. The purpose of the amendments is to enable investors to better understand an entity’s overall performance and assess potential future cash flows. The ASU applies to all public entities that are required to report segment information in accordance with ASC 280.

Recently issued accounting standards

In March 2023, the FASB issued new accounting guidance, ASU 2023-01, for leasehold improvements associated with common control leases, which is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been made available for issuance. The new guidance introduced two issues: terms and conditions to be considered with leases between related parties under common control and accounting for leasehold improvements. The goals for the new issues are to reduce the cost associated with implementing and applying Topic 842 and to promote diversity in practice by entities within the scope when applying lease accounting requirements. The Company does not expect the adoption of ASU 2023-01 would have a significant impact on the Company’s consolidated balance sheets, consolidated statements of operations and comprehensive income (loss) and consolidated statements of cash flows.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material impact on its the financial position, statements of operations and cash flows.

Significant risks and uncertainties

Significant risks and uncertainties

1) Credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash. The maximum exposure of such assets to credit risk is their carrying amount as at the balance sheet dates. As of June 30, 2024 and December 31, 2023, the Company held cash and restricted cash of $44,386,823 and $18,997,493, respectively. All of cash and restricted cash were deposited in financial institutions located in Vietnam and are not insured. To limit exposure to credit risk relating to deposits, the Company primarily place cash deposits with large financial institutions in Vietnam which management believes are of high credit quality and the Company also continually monitors their credit worthiness.

2) Foreign currency risk

As of June 30, 2024 and December 31, 2023, substantially all of the Company’s purchase and operating expenses activities and the Company’s assets and liabilities are denominated in VND, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the State Bank of Vietnam (“SBV”) or other authorized financial institutions at exchange rates quoted by SBV. Approval of foreign currency payments by the SBV or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts. The value of VND is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the Vietnam Foreign Exchange Trading System market.

3) Concentration risk

The Company commenced sales to customers since the second half of 2023. The Company has a concentration of its revenues with specific customers and accounts payable with specific vendors.

For the six months ended June 30, 2024, one related party customer accounted for 81% of total revenues. For the six months ended June 30, 2024, two third party customers accounted for 47% and 43% of revenues generated from third parties, respectively.

As of June 30, 2024, three suppliers from third parties accounted for 18%, 16%, and 14% of accounts payable, respectively. As of December 31, 2023, four suppliers from third parties accounted for 30%, 15%, 12% and 11% of accounts payable, respectively.

For the six months ended June 30, 2024, one related party supplier accounted for 100% of total purchases of inventories from a related party. For the six months ended June 30, 2024, two third party suppliers accounted for 55% and 16% of purchases of inventories from third parties, respectively. For the six months ended June 30, 2024, one related party supplier and one third party supplier accounted for 50% and 27% of total purchases of inventories, respectively. For the six months ended June 30, 2023, the Company did not commence operations and did not purchase from suppliers.

For the six months ended June 30, 2024, two third party suppliers accounted for 20% and 17% of purchases of property and equipment, respectively. For the six months ended June 30, 2023, four third party suppliers accounted for 35%, 17%, 16% and 13% of purchases of property and equipment, respectively.

Significant risks and uncertainties

1)      Credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash. The maximum exposure of such assets to credit risk is their carrying amount as at the balance sheet dates. As of December 31, 2023 and 2022, the Company held cash and restricted cash of $18,997,493 and $2,065,448, respectively. All of cash and restricted cash were deposited in financial institutions located in Vietnam and are not insured. To limit exposure to credit risk relating to deposits, the Company primarily place cash deposits with large financial institutions in Vietnam which management believes are of high credit quality and the Company also continually monitors their credit worthiness.

2)      Foreign currency risk

As of December 31, 2023 and 2022, substantially all of the Company’s purchase and operating expenses activities and the Company’s assets and liabilities are denominated in VND, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the State Bank of Vietnam (“SBV”) or other authorized financial institutions at exchange rates quoted by SBV. Approval of foreign currency payments by the SBV or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts. The value of VND is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the Vietnam Foreign Exchange Trading System market.

3)      Concentration risk

The Company commenced sales to customers since the second half of 2023. The Company has a concentration of its revenues with specific customers and accounts payable with specific vendors.

For the year ended December 31, 2023, one related party customer accounted for 99% of total revenues. For the year ended December 31, 2023, one third party customer accounted for 86% of revenues generated from third parties.

As of December 31, 2023, four suppliers from third parties accounted for 30%, 15%, 12% and 11% of accounts payable, respectively.

For the year ended December 31, 2023, one related party supplier accounted for 100% of total purchases of inventories from a related party. For the year ended December 31, 2023, three third party suppliers accounted for 42%, 13% and 10% of purchases of inventories from third parties, respectively. For the year ended December 31, 2023, one related party supplier and one third party supplier accounted for 64.5% and 14.8% of total purchases of inventories, respectively.

For the year ended December 31, 2023, two third party suppliers accounted for 58% and 13% of purchases of property and equipment, respectively.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities on the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may cause the Company to revise its estimates. The Company bases its estimates on past experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Estimates are used when accounting for items and matters including, but not limited to, determinations of the useful lives and valuation of long-lived assets, and incremental borrowing rate used in measurement of operating lease right-of-use assets and lease liabilities.

Fair value of financial instruments

Fair value of financial instruments

The Company’s financial instruments are accounted for at fair value on a recurring basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are described below:

Level 1	—	inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2	—

inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3	—	inputs to the valuation methodology are unobservable and significant to the fair value.

The Company’s financial instruments approximate their fair values because of the short-term nature of these instruments.

Cash		Cash Cash primarily consist of bank deposits with original maturities of three months or less, which are unrestricted as to withdraw and use.
Allowance for credit losses

Allowance for credit losses

On January 1, 2023, the Company adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), using the modified retrospective transition method. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. Upon adoption, the Company changed the impairment model to utilize a forward-looking current expected credit losses (CECL) model in place of the incurred loss methodology for financial instruments measured at amortized cost and receivables resulting from the application of ASC 606, including contract assets. As of December 31, 2022, the Company had no accounts receivable or other receivable, and the adoption of the guidance had no impact on the consolidated balance sheets or consolidated statements of operations and comprehensive income.

The management maintains an allowance for credit losses and records the allowance for credit losses as an offset to accounts receivable and the estimated credit losses charged to the allowance is classified as “General and administrative expenses” in the consolidated statements of income and comprehensive income. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the balances, credit quality of the Company’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. As of December 31, 2023 and 2022, the Company had no accounts receivable or other receivable, and accordingly the Company did not provide expected credit losses.

Prepayments and prepayments to a related party

Prepayments and prepayments to a related party

The prepayments represented advance payments for raw materials for the cell production. The Company initially recognizes prepayments when cash is advanced to suppliers. Subsequently, the Company derecognizes and reclassifies prepayments to inventories when control over the assets is transferred to and obtained by the Company.

Deferred offering costs

Deferred offering costs

In the event of offering of equity securities, incremental costs that otherwise would not have been incurred, including legal expenses incurred for preparation of the registration statements, financial advisor fees, registration fees and others, are deferred and capitalized in the balance sheet as deferred offering costs which will be later deducted against additional paid-in capital upon completion of offering of equity securities.

Restricted cash, current and non-current

Restricted cash, current and non-current

As of December 31, 2023, the restricted cash represented bank deposits pledged for a bank borrowing. The current restricted cash was restricted from withdrawal for a period less than 12 months from the date of deposit. The non-current restricted cash was restricted from withdrawal for a period of 3 years from the date of deposit.

Deposits for property and equipment

Deposits for property and equipment

The deposits for property and equipment represented advance payments for construction of plants and for machinery to be installed in the plants. The Company initially recognizes deposits for property and equipment when cash is advanced to suppliers. Subsequently, the Company derecognizes and reclassifies deposits for property and equipment to property and equipment when control over these construction services and machinery is transferred to and obtained by the Company.

Property and equipment, net

Property and equipment, net

Property and equipment primarily consist of building, machinery, office equipment, vehicles and construction in progress. Building, machinery, office equipment and vehicles are stated at cost less accumulated depreciation less any provision required for impairment in value. Depreciation is computed using the straight-line method with nil residual value rate based on the estimated useful lives. The useful lives of property and equipment as follows:

Building	25 years
Machinery	2 – 6 years
Office equipment	2 – 5 years
Vehicle	5 – 6 years

The construction in progress was not depreciated until completion of construction and ready for use.

Costs of repairs and maintenance are expensed as incurred and asset improvements are capitalized.

Impairment of long-lived assets

Impairment of long-lived assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. No impairment of long-lived assets was recognized for the year ended December 31, 2023 and for the period from its inception on November 8, 2022 through December 31, 2022.

Cost of revenues		Cost of revenues Cost of revenues primarily consist of cost of materials, employee salary and welfare expenses, and overheads which were attributable to the solar cells sold in the relevant periods.
General and administrative expenses

General and administrative expenses

General and administrative expenses primarily consist of employee salary and welfare expenses, amortization of usage of infrastructure expenses and other expenses related to administrative functions.

Earnings (loss) per Share

Earnings (loss) per Share

In accordance with ASC 260, Earnings Per Share, basic earnings (loss) per share is computed by dividing net income (loss) attributable to the holders of ordinary shares by the weighted average number of ordinary shares outstanding during period presented. Diluted income (loss) per share is calculated by dividing net income (loss) attributable to the holders of ordinary shares as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. However, ordinary share equivalents are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

Operating leases

Operating leases

The Company adopted the ASU 2016-02, Leases (Topic 842) on its inception on November 8, 2022.

The Company leases its land use rights, which are classified as operating leases in accordance with Topic 842. Operating leases are required to record in the balance sheet as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date, and (3) initial direct costs for any expired or existing leases as of the adoption date. The Company elected the short-term lease exemption as the lease terms are 12 months or less.

At the commencement date, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate on a collateralized basis for a similar term as the underlying lease.

The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment. There was no impairment for right-of-use lease assets as of December 31, 2023 and 2022.

Related party transactions

Related party transactions

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or common significant influence. Transactions between related parties commonly occurring in the normal course of business are considered to be related party transactions.

Comprehensive income

Comprehensive income

A Comprehensive income includes net income (loss) and other comprehensive income arising from foreign currency adjustments. Comprehensive income is reported in the statements of operations and comprehensive income.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations and tax matters. In accordance with ASC 450, Contingencies, the Company records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated.

Segment reporting

Segment reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major clients in financial statements for details on the Company’s business segments. The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the Chief Executive Officer, who reviews results when making decisions about allocating resources and assessing performance of the Company. Based on the management’s assessment, the Company determined that it has only one operating segment and therefore one reportable segment as defined by ASC 280. The Company’s assets are substantially all located in the Vietnam and substantially all of the Company’s revenues and expenses are derived in the Vietnam. Therefore, no geographical segments are presented.